UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED IN THE FORM 13F
FILED ON NOVEMBER 13, 2000 PURSUANT TO A REQuEST FOR CONFIDENTIAL
TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON THE DATES INDICATED IN THE TABLES BELOW.


Report for the Calendar Year or Quarter Ended:	September 30, 2000

Check here if Amendment { X }; Amendment Number: __1__
      This Amendment (Check only one.):  {   } is a restatement.
                                         { X } adds new holdings entries.

Institutional Investment Manager Filing this Report:

  Name:    Citigroup Inc.
  Address: 399 Park Avenue,
           New York, New York 10043

  Form 13F File Number: 28-2427

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

  Person Signing this Report on Behalf of Reporting Manager:

  Name:   Serena D. Moe
  Title:  Assistant Secretary
  Phone:  (212) 559-1000

  Signature, Place, and Date of Signing:



  /s/ Serena D. Moe                New York, New York           April 5, 2004

  Report Type (Check only one.):

  { X } 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

  {   } 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

  {   } 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

  Report Summary:

  Number of Other Included Managers: 			5
  Form 13F Information Table Entry Total:              79
  Form 13F Information Table Value Total:    $906,351,000

  List of Other Included Managers:

  Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  No.  Form 13F File Number   	Name


   2   28-1876              	Associated Madison Companies, Inc.
  15   28-5154              	Citigroup Insurance Holding Corporation
                            	(f/k/a PFS Services, Inc.)
  31   28-1299              	The Travelers Insurance Company
  32   28-4152          	Travelers Property Casualty Corp.
				(f/k/a The Travelers Insurance Group Inc.)
  34   28-6022              	Tribeca Management LLC


                                     FORM 13F INFORMATION TABLE AS OF SEPTEMBER 30, 2000:
                          POSITIONS FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON MAY 14, 2001

                                                   FAIR
                                TITLE              MARKET  SHARES OR  INVESTMENT                     VOTING
                                 OF                VALUE   PRINCIPAL  DISCRETION                    AUTHORITY
        NAME OF ISSUER          CLASS    CUSIP     (000)   AMOUNT    SOLE SHARED   MANAGERS      SOLE SHARED  NONE
             (1)                 (2)      (3)       (4)      (5)         (6)          (7)              (8)
                                                                     (A) (B) (C)                 (A)   (B)    (C)
------------------------------  ----- 	---------  ------- --------- -----------  -------------  ---- ------ -------
RTS ELAN CORP PLC		EQU	G29539148      402  429,100	  X	   2,15,31,32,34	      429,100
AXA FINL INC			EQU	002451102    7,791  150,000	  X	   2,15,31,32,34	      150,000
AXENT TECHNOLOGIES INC		EQU	05459C108    2,313  113,500	  X	   2,15,31,32,34	      113,500
CATALYTICA INC			EQU	148885106      704   55,500	  X	   2,15,31,32,34	       55,500
COBALT NETWORKS INC		EQU	19074R101   11,125  200,000	  X	   2,15,31,32,34	      200,000
DURA PHARMACEUTICALS INC	EQU	26632S109    7,650  200,000	  X	   2,15,31,32,34	      200,000
FLORIDA PROGRESS CORP		EQU	341109106   17,164  325,000	  X	   2,15,31,32,34	      325,000
FORCENERGY INC			EQU	345206205    7,650  300,000	  X	   2,15,31,32,34	      300,000
FORT JAMES CORP			EQU	347471104    2,292   75,000	  X	   2,15,31,32,34	       75,000
GELTEX PHARMACEUTICALS INC	EQU	368538104    9,200  200,000	  X	   2,15,31,32,34	      200,000
GEORGIA PAC CORP COM TIMBER	EQU	373298702    8,516  317,600	  X	   2,15,31,32,34	      317,600
HERTZ CORP CL A			EQU	428040109    1,594   50,000	  X	   2,15,31,32,34	       50,000
INFINITY BROADCASTING CORP NEW	EQU	45662S102    4,800  150,000	  X	   2,15,31,32,34	      150,000
INTERMEDIA COMMUNICATION INC	EQU	458801107    1,447   50,000	  X	   2,15,31,32,34	       50,000
IPALCO ENTERPRISES INC		EQU	462613100    5,781  250,000	  X	   2,15,31,32,34	      250,000
KEEBLER FOODS CO		EQU	487256109    2,050   50,000	  X	   2,15,31,32,34	       50,000
LG&E ENERGY CORP		EQU	501917108    2,423   99,400	  X	   2,15,31,32,34	       99,400
LILLY INDUSTRIES INC CL A	EQU	532491107    5,888  200,000	  X	   2,15,31,32,34	      200,000
MASCOTECH INC			EQU	574670105    4,931  300,000	  X	   2,15,31,32,34	      300,000
NEWGEN RESULTS CORP		EQU	651359101    2,250  150,000	  X	   2,15,31,32,34	      150,000
PAINE WEBBER GROUP INC		EQU	695629105   13,950  200,000	  X	   2,15,31,32,34	      200,000
PROFESSIONAL GROUP INC (NEW)	EQU	742954100      558   25,000	  X	   2,15,31,32,34	       25,000
SDI INC				EQU	784076101    2,051    7,000	  X	   2,15,31,32,34	        7,000
SEAGATE TECHNOLOGY INC DE	EQU	811804103   16,711  245,300	  X	   2,15,31,32,34	      245,300
SEAGRAM CO LTD			EQU	811850106    5,856  100,000	  X	   2,15,31,32,34	      100,000
SHAW INDUSTRIES INC		EQU	820286102    1,171   63,100	  X	   2,15,31,32,34	       63,100
SOFTWARE.COM INC		EQU	83402P104   10,820   61,500	  X	   2,15,31,32,34	       61,500

TOTAL                                              157,088




                                     FORM 13F INFORMATION TABLE AS OF SEPTEMBER 30, 2000:
                          POSITIONS FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON NOVEMBER 14, 2001

                                                   FAIR
                                TITLE              MARKET   SHARES OR   INVESTMENT                       VOTING
                                 OF                VALUE    PRINCIPAL   DISCRETION                      AUTHORITY
        NAME OF ISSUER          CLASS    CUSIP     (000)    AMOUNT      SOLE SHARED   MANAGERS      SOLE SHARED  NONE
             (1)                 (2)      (3)       (4)      (5)            (6)          (7)              (8)
                                                                        (A) (B) (C)                 (A)   (B)     (C)
------------------------------  ----- 	---------  -------  ---------   -----------  -------------  ---- ------ -----------
GLOBAL CROSSING CONV PFD 	EQU	G3921A126    17,829     213,200      X        2,15,31,32,34                 213,200
GLOBAL CROSSING LTD 6.75% 	EQU	G3921A134    27,557     115,000      X        2,15,31,32,34                 115,000
LORAL SPACE & COMMNS 6%		EQU	G56462149    18,574     755,000      X        2,15,31,32,34                 755,000
APP FIN VI MAURITIUS LTD	COR	00202NAA3     1,180   8,000,000      X        2,15,31,32,34               8,000,000
AFFYMETRIX INC CONV		COR	00826TAB4    29,869  31,400,000      X        2,15,31,32,34              31,400,000
AKAMAI TECHNOLOGIES INC		COR	00971TAA9    20,893  30,500,000      X        2,15,31,32,34              30,500,000
ALKERMES INC CONV BOND		COR	01642TAB4     5,101   7,000,000      X        2,15,31,32,34               7,000,000
ALLIED RISER COMMUNICATIONS	COR	019496AA6     4,360   8,000,000      X        2,15,31,32,34               8,000,000
AMERITRADE HLD INC 5.34% CONV	COR	03072HAB5     5,680   8,000,000      X        2,15,31,32,34               8,000,000
AMF BOWLING INC CV DEBS		COR	03113VAB5     1,205  80,350,000      X        2,15,31,32,34              80,350,000
CV THERAPEUTICS			COR	126667AA2    34,833  25,495,000      X        2,15,31,32,34              25,495,000
CELESTICA INC CONV NOTES 	COR	15101QAA6     2,830   5,731,000      X        2,15,31,32,34               5,731,000
CHRIS CRAFT INDUSTRIES INC	EQU	170520100     6,150      75,000	     X	      2,15,31,32,34	             75,000
CITRIX SYSTEMS INC SUB DEB	COR	177376AB6    18,315  50,700,000      X        2,15,31,32,34              50,700,000
COR THERAPEUTICS INC CV		COR	217753AC6     8,838   5,000,000      X        2,15,31,32,34               5,000,000
CURAGEN CORP CONV		COR	23126RAA9    27,812  29,825,000      X        2,15,31,32,34              29,825,000
CYPRESS SEMICONDUCTOR CONV	COR	232806AF6     9,500  10,000,000      X        2,15,31,32,34              10,000,000
DIAMOND OFFSHORE DRILLING INC 	COR	25271CAB8     2,010   4,000,000      X        2,15,31,32,34               4,000,000
DOUBLECLICK INC CV SUB NOTES 	COR	258609AC0    18,057  19,600,000      X        2,15,31,32,34              19,600,000
E TRADE GROUP			COR	269246AA2    17,969  20,190,000      X        2,15,31,32,34		 20,190,000
E TRADE GROUP			COR	269246AB0    39,881  44,810,000      X        2,15,31,32,34              44,810,000
EMCOR GROUP INC CV SUB NOTES 	COR	29084QAC4     3,045   3,000,000      X        2,15,31,32,34               3,000,000
GPU INC				EQU	36225X100     4,086	125,000	     X	      2,15,31,32,34	            125,000
GENERAL SEMICONDUCTOR INC CV 	COR	370787AB9    12,491  13,080,000	     X        2,15,31,32,34              13,080,000
HUMAN GENOME CONV		COR	444903AF5    24,568  15,500,000      X        2,15,31,32,34              15,500,000
HUMAN GENOME SCIENCES SUB	COR	444903AH1     4,675   5,000,000      X        2,15,31,32,34               5,000,000
INHALE THERAPEUTICS CONV	COR	457191AD6    26,822  18,450,000      X        2,15,31,32,34              18,450,000
INHALE THERAPEUTICS 5.0 '07	COR	457191AF1     6,335   4,000,000      X        2,15,31,32,34               4,000,000
INTERLIANT INC CONY		COR	458742AA1     3,969   9,740,000      X        2,15,31,32,34               9,740,000
INTL RECTIFIER CONY		COR	460254AD7    21,591  24,500,000      X        2,15,31,32,34              24,500,000
INVITROGEN CORP CONY		COR	46185RAA8     1,010   1,000,000      X        2,15,31,32,34               1,000,000
NATIONAL AUSTRALIA BK LTD	EQU	632525309     7,479     295,500      X        2,15,31,32,34                 295,500
NETWORK PLUS CONV PFD 7.50%	EQU	64122D605       850      50,000      X        2,15,31,32,34                  50,000
PERKINELMER INC CONY		COR	714046AA7    48,388  70,000,000      X        2,15,31,32,34              70,000,000
QUANTUM CORP DEL CV		COR	747906AC9     1,994   2,500,000      X        2,15,31,32,34               2,500,000
RF MICRO DEVICES INC CONV	COR	749941AA8     8,044   9,000,000      X        2,15,31,32,34               9,000,000
REDBACK NETWORKS INC CV		COR	757209AA9    30,032  28,500,000      X        2,15,31,32,34              28,500,000
REDBACK NETWORKS INC CV		COR	757209AB7    10,011   9,500,000      X        2,15,31,32,34               9,500,000
SANMINA CORP CV ZERO CPN	COR	800907AC1    33,800  80,000,000      X        2,15,31,32,34              80,000,000
SEMTECH CORP CONY -REG-		COR	816850AD3    30,875  26,000,000      X        2,15,31,32,34              26,000,000
SEPRACOR INC CONY		COR	817315AL8    51,363  35,000,000      X        2,15,31,32,34              35,000,000
SOLECTRON CORP CONY		COR	834182AK3    11,267  16,943,000      X        2,15,31,32,34              16,943,000
TERAYON COMMUNICATIONS SYSTEMS	COR	880775AA9    15,594  25,000,000	     X	      2,15,31,32,34	         25,000,000
TRANSWITCH CORP CV-RULE 144A	COR	894065AA9     8,838   7,200,000	     X	      2,15,31,32,34	          7,200,000
TRIQUINT SEMICON CONV SUB NTS	COR	89674KAA1     6,243   8,095,000	     X	      2,15,31,32,34	          8,095,000
TRIQUINT SEMICON CONV SUB NTS	COR	89674KAB9    12,656  16,410,000	     X	      2,15,31,32,34	         16,410,000
USTINTERNETWORKING INV CV SUB	COR	917311AH5    16,975  28,000,000	     X	      2,15,31,32,34	         28,000,000
VENTRO CORP CV			COR	922815AA3     5,461  18,750,000	     X	      2,15,31,32,34	         18,750,000
VIMPELCOM CONV			COR	927185AA6     7,400   8,000,000      X	      2,15,31,32,34	          8,000,000
VITESSE SEMICONDUCTOR CONV	COR	928497AA4     4,025   4,000,000      X	      2,15,31,32,34          	  4,000,000
VOICESTREAM WIRELESS CORP	EQU	928615103    10,530	 90,000	     X	      2,15,31,32,34	             90,000
WESTERN DIGITAL CORP		COR	958102AH8	403   1,575,000	     X	      2,15,31,32,34	          1,575,000

TOTAL					            749,263
